Stock-based compensation	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]

Note 39 - Stock-based compensation

The Corporation maintained a Stock Option Plan (the “Stock Option Plan”), which permitted the granting of incentive awards in the form of qualified stock options, incentive stock options, or non-statutory stock options of the Corporation. In April 2004, the Corporation's shareholders adopted the Popular, Inc. 2004 Omnibus Incentive Plan (the “Incentive Plan”), which replaced and superseded the Stock Option Plan. The adoption of the Incentive Plan did not alter the original terms of the grants made under the Stock Option Plan prior to the adoption of the Incentive Plan.

Stock Option Plan

Employees and directors of the Corporation or any of its subsidiaries were eligible to participate in the Stock Option Plan. The Board of Directors or the Compensation Committee of the Board had the absolute discretion to determine the individuals that were eligible to participate in the Stock Option Plan. This plan provided for the issuance of Popular, Inc.'s common stock at a price equal to its fair market value at the grant date, subject to certain plan provisions. The shares are to be made available from authorized but unissued shares of common stock or treasury stock. The Corporation's policy has been to use authorized but unissued shares of common stock to cover each grant. The maximum option term is ten years from the date of grant. Unless an option agreement provides otherwise, all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement.

(Not in thousands)
Exercise price range per share			Options outstanding	Weighted-average exercise price of options outstanding	Weighted-average remaining life of options outstanding in years	Options exercisable (fully vested)	Weighted-average exercise price of options exercisable
$201.75	-	$272.00	100,437	$253.64	0.53	100,437	$253.64

There was no intrinsic value of options outstanding and exercisable at December 31, 2013, 2012 and 2011.

The following table summarizes the stock option activity and related information:

(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2011	227,518	$206.71
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(20,572)	195.48
Outstanding at December 31, 2011	206,946	$207.83
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(45,960)	155.68
Outstanding at December 31, 2012	160,986	$222.71
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(60,549)	171.42
Outstanding at December 31, 2013	100,437	$253.64

There was no stock option expense recognized for the years ended December 31, 2013, 2012 and 2011.

Incentive Plan

The Incentive Plan permits the granting of incentive awards in the form of Annual Incentive Awards, Long-term Performance Unit Awards, Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Units or Performance Shares. Participants in the Incentive Plan are designated by the Compensation Committee of the Board of Directors (or its delegate as determined by the Board). Employees and directors of the Corporation and/or any of its subsidiaries are eligible to participate in the Incentive Plan.

Under the Incentive Plan, the Corporation has issued restricted shares, which become vested based on the employees' continued service with Popular. Unless otherwise stated in an agreement, the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service. The five-year vesting part is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The restricted shares granted consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule vest in two years from grant date.

The following table summarizes the restricted stock activity under the Incentive Plan for members of management.

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2011	113,174	$36.06
Granted	155,945	32.35
Vested	(5,156)	89.97
Forfeited	(22,029)	42.03
Non-vested at December 31, 2011	241,934	$31.98
Granted	359,427	17.72
Vested	(96,353)	37.61
Forfeited	(13,785)	26.59
Non-vested at December 31, 2012	491,223	$20.59
Granted	229,131	28.20
Vested	(131,324)	31.23
Forfeited	(3,783)	24.63
Non-vested at December 31, 2013	585,247	$21.16

During the year ended December 31, 2013, 229,131 shares of restricted stock (2012 - 359,427; 2011 - 155,945) were awarded to management under the Incentive Plan, from which 165,304 shares (2012 - 253,170; 2011 - 111,045) were awarded to management consistent with the requirements of the TARP Interim Final Rule.

During the year ended December 31, 2013, the Corporation recognized $ 5.3 million of restricted stock expense related to management incentive awards, with a tax benefit of $ 1.7 million (2012 - $ 4.3 million, with a tax benefit of $ 1.1 million; 2011 - $ 2.2 million, with a tax benefit of $ 0.5 million). During the year ended December 31, 2013, the fair market value of the restricted stock vested was $4.0 million at grant date and $3.6 million at vesting date. This triggers a shortfall, net of windfalls, of $0.1 million that was recorded as an additional income tax expense at the applicable income tax rate. No income tax expense was recorded for the U.S. employees due to the valuation allowance of the deferred tax asset. The total unrecognized compensation cost related to non-vested restricted stock awards to members of management at December 31, 2013 was $ 6.4 million and is expected to be recognized over a weighted-average period of 2.1 years.

The following table summarizes the restricted stock activity under the Incentive Plan for members of the Board of Directors:

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2011	-	-
Granted	30,163	$26.72
Vested	(30,163)	26.72
Forfeited	-	-
Non-vested at December 31, 2011	-	-
Granted	41,174	$16.37
Vested	(41,174)	16.37
Forfeited	-	-
Non-vested at December 31, 2012	-	-
Granted	20,930	$29.43
Vested	(20,930)	29.43
Forfeited	-	-
Non-vested at December 31, 2013	-	-

During the year ended December 31, 2013, the Corporation granted 20,930 shares of restricted stock to members of the Board of Directors of Popular, Inc., which became vested at grant date (2012 - 41,174; 2011 – 30,163). During this period, the Corporation recognized $0.5 million of restricted stock expense related to these restricted stock grants, with a tax benefit of $0.2 million (2012 - $0.4 million, with a tax benefit of $0.1 million; 2011 - $0.5 million, with a tax benefit of $0.1 million). The fair value at vesting date of the restricted stock vested during the year ended December 31, 2013 for directors was $0.6 million.